CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Consulting Services	$ 39,501	$ 131,238	$ 201,393	$ 355,613
Product & Equipment	273,401	418,675	437,489	634,682
Cannabis Products	307,077		307,077
Total Revenues	619,979	549,913	945,958	990,295
Cost of Revenues
Cost of Consulting Services	6,006	22,429	26,706	114,555
Cost of Products and Equipment	209,148	287,368	330,257	423,609
Cost of Cannabis Products	146,074		146,074
Total Cost of Revenues	361,228	309,797	503,037	538,164
Gross Profit	258,751	240,116	442,921	452,131
Operating Expenses
General and Administrative	535,641	240,187	870,569	560,773
Selling and Marketing	61,006	92,621	127,743	163,028
Stock Based Compensation Expense	13,027	19,659	28,690	24,162
Total Operating Expenses	609,674	352,467	1,027,002	747,963
Loss from Operations	(350,923)	(112,351)	(584,081)	(295,832)
Other Income (Expense)
Interest (expense)	(18,629)		(18,810)
Debt Forgiveness			110,543
Other income	900	10,588	1,799	16,522
Total Other (Expense) Income	(17,729)	10,588	93,532	16,522
Net Loss	(368,654)	(101,763)	(490,549)	(279,310)
Income Tax Expense
NET LOSS	$ (368,652)	$ (101,763)	$ (490,549)	$ (279,310)
Basic net loss per common share	$ (0)	$ (0)	$ (0)	$ (0.01)
Basic weighted average common shares outstanding	76,256,839	54,206,866	76,329,457	53,460,270